DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 11 – DEBT

Convertible Notes

The Company uses the Black-Scholes Model to calculate the derivative value of its convertible debt. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. The values of the common stock used were based on the price at the date of issue of the debt security as of December 31, 2024 and 2023. In 2023 management determined the expected volatility of 106.90%, a risk-free rate of interest of 5.48%, and contractual lives of the debt of three months. In 2022 management determined the expected volatility of 140.30%, a risk-free rate of interest of 4.73%, and contractual lives of the debt of three months. Management made the determination to use an expected life rather than contractual life for the calculations for the matured debt as of December 31, 2024 and 2023.

On August 7, 2023, the Company entered into a convertible note for a principal of $57,750. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms.

On September 29, 2023, the Company entered into a convertible note for a principal of $57,750, which was funded on October 4, 2023. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms (see Note 15).

On December 4, 2023, the Company entered into a convertible note for a principal of $51,150, which was funded on December 7, 2023. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms.

As of December 31, 2024 and, 2023, there was $0 and $166,650 of convertible debt principal outstanding. During the year ended December 31, 2024 and 2023, $0 and $12,025 of the debt discount was amortized.

The summary of convertible notes are:

	2024	2023
Principal Outstanding	$–	$166,650
Less: unamortized debt discount	–	(45,725)
Convertible notes, net	$–	$120,925

The table below details the Company's outstanding convertible notes and related derivative liability:

	Face Amount		Derivative Liability
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
1800 Diagonal Lending	$–	$166,650	$–	$108,958
Carebourn	–	–	–	–
Carebourn	–	–	–	–
More Capital	–	–	–	–
EMA	–	–	–	–
	$–	$166,650	$–	$108,958

During the years ended December 31, 2024 and 2023, change in fair value of the derivative liability was $(45,268) and $167,582, respectively. The following is a summary of the derivative liability:

Derivative Liability
Balances at December 31, 2023	$108,958
Loss on issuance of debt	–
Issuance of convertible note - 1800 Diagonal Lending	(120,925)
Change in fair value	(45,268)
EMA settlement	–
Balances at December 31, 2024	$(57,235)

Notes Payable

On August 27, 2024, the Company entered into a promissory note for a principal of $67,200, which was funded on August 30, 2024. The note bears interest at a rate of 12% per annum and matures after nine months.

On November 20, 2024, the Company entered into a promissory note for a principal of $67,860, which was funded on December 2, 2024. The note bears interest at a rate of 15% per annum and matures after nine months.

Loans Payable

The Company’s RI and WS subsidiaries have various loans including Small Business Association (“SBA”) Economic Injury Disaster Loan (“EIDL’) loans, lines of credit and other advances. The loans bear interest with varying rates up to 9.25% per annum. The following is a summary of the loans payable at December 31, 2024 and 2023:

	December 31,
	2024	2023
RI - line of credit	$153,358	$153,358
RI - Short-term loans	46,544	46,544
WS - line of credit	218,616	218,616
WS - Short-term loans	151,970	151,970
OPT – Optilan Communications & Security Ltd	1,042	–
Loans payable, current	$571,530	$570,487

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	65,532	63,533
WS - SBA EIDL	26,307	26,307
WS - long-term loans	97,532	97,532
Loans payable, non-current	$291,967	$291,968